Shareholders’ Equity - Schedule of Options to Employees Under the Company’s Option Plan (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Dec. 31, 2024	Jun. 30, 2025
Schedule of Options to Employees Under the Company’s Option Plan [Abstract]
Number of options, ending balance	1,814,551	2,886,193
Weighted average exercise price, ending balance	$ 6.65	$ 8.88
Aggregate intrinsic value, ending balance		$ 942
Weighted average remaining contractual life (years), ending balance	9 years 1 month 20 days	9 years 1 month 17 days
Number of options, Exercisable options		581,607
Weighted average exercise price, Exercisable options		$ 29.56
Aggregate intrinsic value, Exercisable options		$ 47
Weighted average remaining contractual life (years), Exercisable options		8 years 4 months 17 days
Number of options, Vested and expected to vest		2,886,193
Weighted average exercise price, Vested and expected to vest		$ 8.88
Aggregate intrinsic value, Vested and expected to vest		$ 942
Weighted average remaining contractual life (years), Vested and expected to vest		9 years 1 month 17 days
Number of options, Granted		1,091,740
Weighted average exercise price, Granted		$ 2.67
Aggregate intrinsic value, Granted
Number of options, Forfeited		(17,098)
Weighted average exercise price, Forfeited		$ 5.87
Number of options, Expired		(3,000)
Weighted average exercise price, Expired		$ 4.64